ACQUISITIONS - European Storage (Details) - 1 months ended Aug. 31, 2017 - FHH Guernsey Ltd £ in Millions, $ in Millions	GBP (£)	USD ($)	USD ($)
Disclosure of detailed information about business combination [line items]
Ownership percentage	25.00%		25.00%
Percentage of voting equity interests retained by Brookfield	7.00%		7.00%
Consideration transferred, acquisition-date fair value	£ 194		$ 248
Acquisition costs incurred and capitalized	£ 1	$ 1